STOCKHOLDERS EQUITY (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 31, 2017	Aug. 31, 2017	Nov. 30, 2018	Nov. 30, 2017	Aug. 31, 2018	Aug. 01, 2018	Jul. 30, 2018	Jul. 16, 2018	Oct. 10, 2017
Common stock, par value	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000		200,000,000
Stock issued for aquisation					70,000,000
Cash proceeds from subscriptions of common stock					$ 160,000
Proceeds from issuance of preferred stock and warrants					$ 1,006,000
Common stock, shares issued	62,637,500	62,637,500	132,637,500		132,637,500
Common stock, shares outstanding	62,637,500	62,637,500	132,637,500		132,637,500
Preferred Stock shares authorized	25,000,000	25,000,000	25,000,000		25,000,000	25,000,000		5,000,000
Dividends Rate			5.00%		5.00%
Convertible preferred stock, conversion price			$ 0.125
Number of warrants shares issued					8,480,000
Preferred stock, shares issued	0	0	8,480,000		8,480,000
Preferred stock, shares outstanding	0	0	8,480,000		8,480,000
Common stock issued for services	$ 200
Common stock shares subscribed					228,571
Preferred stock, terms of redemption			The preferred stock is redeemable by the Company at a premium during the first 180 days after issuance and premium after the 180th day from issuance
Series A Preferred Stock [Member]
Preferred Stock shares authorized							9,000,000
Director [Member]
Common stock, price per share	$ 0.001	$ 0.001
Common stock, shares issued	200,000	200,000
Common stock issued for services		$ 200
My Cloudz [Member]
Common stock, shares issued									70,000,000
Preferred Stock
Issuance of preferred stock for cash					8,480,000
Common Stock
Common stock, price per share	$ 0.001	$ 0.001
Common stock issued for services	$ 200
Shares issued of common stock	200,000
Common Stock To be Issued
Common stock issued for services